Allowance for credit losses - Loans individually evaluated for impairment (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Financing Receivable, Impaired
Related Allowance	$ 85,226
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	722,007
Recorded investment - with No Allowance	310,814
Recorded Investment - Total	1,032,821
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	803,150
Unpaid principal balance - with No Allowance	420,055
Unpaid Principal Balance - Total	1,223,205
Commercial and Industrial
Financing Receivable, Impaired
Related Allowance	3,171
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	43,640
Recorded investment - with No Allowance	24,831
Recorded Investment - Total	68,471
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	47,611
Unpaid principal balance - with No Allowance	44,255
Unpaid Principal Balance - Total	91,866
Construction
Financing Receivable, Impaired
Related Allowance	6
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	119
Recorded investment - with No Allowance	0
Recorded Investment - Total	119
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	119
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	119
Mortgages
Financing Receivable, Impaired
Related Allowance	42,804
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	427,855
Recorded investment - with No Allowance	104,000
Recorded Investment - Total	531,855
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	487,193
Unpaid principal balance - with No Allowance	137,175
Unpaid Principal Balance - Total	624,368
Commercial | Commercial multi-family
Financing Receivable, Impaired
Related Allowance	4
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	1,196
Recorded investment - with No Allowance	3,114
Recorded Investment - Total	4,310
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	1,229
Unpaid principal balance - with No Allowance	3,786
Unpaid Principal Balance - Total	5,015
Commercial | CRE non-owner occupied
Financing Receivable, Impaired
Related Allowance	12,281
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	44,975
Recorded investment - with No Allowance	149,587
Recorded Investment - Total	194,562
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	45,803
Unpaid principal balance - with No Allowance	173,124
Unpaid Principal Balance - Total	218,927
Commercial | CRE owner occupied
Financing Receivable, Impaired
Related Allowance	5,077
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	105,841
Recorded investment - with No Allowance	26,365
Recorded Investment - Total	132,206
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	122,814
Unpaid principal balance - with No Allowance	58,540
Unpaid Principal Balance - Total	181,354
Leasing
Financing Receivable, Impaired
Related Allowance	61
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	507
Recorded investment - with No Allowance	0
Recorded Investment - Total	507
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	507
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	507
Personal loans | Credit cards
Financing Receivable, Impaired
Related Allowance	2,957
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	24,475
Recorded investment - with No Allowance	0
Recorded Investment - Total	24,475
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	24,475
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	24,475
Personal loans | Home equity lines of credit
Financing Receivable, Impaired
Related Allowance	1,560
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	6,691
Recorded investment - with No Allowance	2,829
Recorded Investment - Total	9,520
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	6,691
Unpaid principal balance - with No Allowance	3,087
Unpaid Principal Balance - Total	9,778
Personal loans | Personal loans
Financing Receivable, Impaired
Related Allowance	17,145
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	65,547
Recorded investment - with No Allowance	88
Recorded Investment - Total	65,635
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	65,547
Unpaid principal balance - with No Allowance	88
Unpaid Principal Balance - Total	65,635
Personal loans | Auto Loan
Financing Receivable, Impaired
Related Allowance	51
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	310
Recorded investment - with No Allowance	0
Recorded Investment - Total	310
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	310
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	310
Personal loans | Other
Financing Receivable, Impaired
Related Allowance	109
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	851
Recorded investment - with No Allowance	0
Recorded Investment - Total	851
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	851
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	851
Puerto Rico
Financing Receivable, Impaired
Related Allowance	81,455
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	708,384
Recorded investment - with No Allowance	303,320
Recorded Investment - Total	1,011,704
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	789,176
Unpaid principal balance - with No Allowance	411,497
Unpaid Principal Balance - Total	1,200,673
Puerto Rico | Commercial and Industrial
Financing Receivable, Impaired
Related Allowance	3,171
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	43,640
Recorded investment - with No Allowance	24,831
Recorded Investment - Total	68,471
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	47,611
Unpaid principal balance - with No Allowance	44,255
Unpaid Principal Balance - Total	91,866
Puerto Rico | Construction
Financing Receivable, Impaired
Related Allowance	6
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	119
Recorded investment - with No Allowance	0
Recorded Investment - Total	119
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	119
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	119
Puerto Rico | Mortgages
Financing Receivable, Impaired
Related Allowance	40,596
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	420,949
Recorded investment - with No Allowance	101,520
Recorded Investment - Total	522,469
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	479,936
Unpaid principal balance - with No Allowance	134,331
Unpaid Principal Balance - Total	614,267
Puerto Rico | Commercial | Commercial multi-family
Financing Receivable, Impaired
Related Allowance	4
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	1,196
Recorded investment - with No Allowance	1,017
Recorded Investment - Total	2,213
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	1,229
Unpaid principal balance - with No Allowance	1,247
Unpaid Principal Balance - Total	2,476
Puerto Rico | Commercial | CRE non-owner occupied
Financing Receivable, Impaired
Related Allowance	12,281
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	44,975
Recorded investment - with No Allowance	149,587
Recorded Investment - Total	194,562
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	45,803
Unpaid principal balance - with No Allowance	173,124
Unpaid Principal Balance - Total	218,927
Puerto Rico | Commercial | CRE owner occupied
Financing Receivable, Impaired
Related Allowance	5,077
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	105,841
Recorded investment - with No Allowance	26,365
Recorded Investment - Total	132,206
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	122,814
Unpaid principal balance - with No Allowance	58,540
Unpaid Principal Balance - Total	181,354
Puerto Rico | Leasing
Financing Receivable, Impaired
Related Allowance	61
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	507
Recorded investment - with No Allowance	0
Recorded Investment - Total	507
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	507
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	507
Puerto Rico | Personal loans | Credit cards
Financing Receivable, Impaired
Related Allowance	2,957
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	24,475
Recorded investment - with No Allowance	0
Recorded Investment - Total	24,475
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	24,475
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	24,475
Puerto Rico | Personal loans | Personal loans
Financing Receivable, Impaired
Related Allowance	17,142
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	65,521
Recorded investment - with No Allowance	0
Recorded Investment - Total	65,521
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	65,521
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	65,521
Puerto Rico | Personal loans | Auto Loan
Financing Receivable, Impaired
Related Allowance	51
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	310
Recorded investment - with No Allowance	0
Recorded Investment - Total	310
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	310
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	310
Puerto Rico | Personal loans | Other
Financing Receivable, Impaired
Related Allowance	109
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	851
Recorded investment - with No Allowance	0
Recorded Investment - Total	851
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	851
Unpaid principal balance - with No Allowance	0
Unpaid Principal Balance - Total	851
Popular U.S.
Financing Receivable, Impaired
Related Allowance	3,771
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	13,623
Recorded investment - with No Allowance	7,494
Recorded Investment - Total	21,117
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	13,974
Unpaid principal balance - with No Allowance	8,558
Unpaid Principal Balance - Total	22,532
Popular U.S. | Mortgages
Financing Receivable, Impaired
Related Allowance	2,208
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	6,906
Recorded investment - with No Allowance	2,480
Recorded Investment - Total	9,386
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	7,257
Unpaid principal balance - with No Allowance	2,844
Unpaid Principal Balance - Total	10,101
Popular U.S. | Commercial | Commercial multi-family
Financing Receivable, Impaired
Related Allowance	0
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	0
Recorded investment - with No Allowance	2,097
Recorded Investment - Total	2,097
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	0
Unpaid principal balance - with No Allowance	2,539
Unpaid Principal Balance - Total	2,539
Popular U.S. | Personal loans | Home equity lines of credit
Financing Receivable, Impaired
Related Allowance	1,560
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	6,691
Recorded investment - with No Allowance	2,829
Recorded Investment - Total	9,520
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	6,691
Unpaid principal balance - with No Allowance	3,087
Unpaid Principal Balance - Total	9,778
Popular U.S. | Personal loans | Personal loans
Financing Receivable, Impaired
Related Allowance	3
Impaired Financing Receivable, Recorded Investment [Abstract]
Recorded investment - with an Allowance	26
Recorded investment - with No Allowance	88
Recorded Investment - Total	114
Impaired Financing Receivable, Unpaid Principal Balance [Abstract]
Unpaid principal balance - with an Allowance	26
Unpaid principal balance - with No Allowance	88
Unpaid Principal Balance - Total	$ 114